Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 10,718	$ 9,926
Interest-bearing deposits in other banks	16,556	4,260
Total cash and cash equivalents	27,274	14,186
SECURITIES, available-for-sale	169,428	190,205
RESTRICTED BANK STOCK, at cost	5,302	4,830
CERTIFICATES OF DEPOSIT, at cost		1,494
LOANS HELD FOR SALE	2,384	1,510
LOANS & LEASES	506,412	376,086
Less allowance for loan and lease losses	2,835	3,345
Net loans & leases	503,577	372,741
PREMISES AND EQUIPMENT, net	19,336	13,395
GOODWILL	25,203	10,072
CORE DEPOSIT INTANGIBLE ASSETS, net	1,126	766
CASH SURRENDER VALUE OF LIFE INSURANCE	17,828	17,351
OTHER REAL ESTATE OWNED	159	578
OTHER ASSETS, including accrued interest receivable	8,833	5,991
Total Assets	780,450	633,119
Deposits:
Non-interest bearing	105,828	98,134
Interest-bearing	524,720	426,546
Total deposits	630,548	524,680
Other borrowings, Carrying amount	57,148	18,774
Junior subordinated deferrable interest debentures, Carrying amount	12,840	12,806
Other liabilities	4,210	4,301
Total liabilities	704,746	560,561
SHAREHOLDERS' EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,761	3,761
Surplus	14,783	14,674
Retained earnings	64,994	62,717
Accumulated other comprehensive income	(124)	(866)
Treasury stock, at cost, 490,040 shares at December 31, 2016 and 451,218 shares at December 31, 2015	(7,710)	(7,728)
Total shareholders' equity	75,704	72,558
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 780,450	$ 633,119